Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 18: Accumulated Other Comprehensive Income (Loss)

The Company’s share of comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translation gains and losses, changes in the fair value of available-for-sale securities, the Company’s share of other comprehensive income of entities accounted for using the equity method, and reclassifications for amounts included in net income less net income and other comprehensive income attributable to the noncontrolling interest. For more information on the Company’s derivative instruments, see “Note 14: Financial Instruments”. For more information on the Company’s pensions and retirement benefit obligations, see “Note 11: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following:

Year ended December 31, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$84	$5	$89
Changes in retirement plans’ funded status	116	(30)	86
Foreign currency translation	(401)	—	(401)
Share of other comprehensive loss of entities using the equity method	32	—	32
Other comprehensive loss	$(169)	$(25)	$(194)

Year ended December 31, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(101)	$10	$(91)
Changes in retirement plans’ funded status	(81)	(8)	(89)
Foreign currency translation	319	—	319
Share of other comprehensive loss of entities using the equity method	(40)	—	(40)
Other comprehensive income	$97	$2	$99

Year ended December 31, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$154	$(34)	$120
Changes in retirement plans’ funded status	191	(33)	158
Foreign currency translation	(359)	—	(359)
Share of other comprehensive loss of entities using the equity method	(47)	—	(47)
Other comprehensive loss	$(61)	$(67)	$(128)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Unrealized Gain (Loss) on Available For Sale Securities	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2014	$(117)	$(1,105)	$(448)	$—	$(66)	$(1,736)
Other comprehensive income (loss), before reclassifications	(28)	76	(358)	—	(47)	(357)
Amounts reclassified from other comprehensive income	148	82	—	—	—	230
Other comprehensive income (loss)[1]	120	158	(358)	—	(47)	(127)
Balance, December 31, 2015	$3	$(947)	$(806)	$—	$(113)	$(1,863)
Other comprehensive income (loss), before reclassifications	(58)	(172)	316	—	(40)	46
Amounts reclassified from other comprehensive income (loss)	(33)	83	—	—	—	50
Other comprehensive income (loss)[1]	(91)	(89)	316	—	(40)	96
Balance, December 31, 2016	$(88)	$(1,036)	$(490)	$—	$(153)	$(1,767)
Other comprehensive income (loss), before reclassifications	56	13	(401)	—	35	(297)
Amounts reclassified from other comprehensive income	33	73	—	—	—	106
Other comprehensive income (loss)[1]	89	86	(401)	—	35	(191)
Balance, December 31, 2017	$1	$(950)	$(891)	$—	$(118)	$(1,958)

(1)	Excluded from the table above is other comprehensive loss allocated to noncontrolling interests of $3, $3 and $(1) for the years ended December 31, 2017, 2016 and 2015, respectively.

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2017 and 2016 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2017	2016
	(in millions)
Cash flow hedges	$(6)	$(55)	Net sales
	47	4	Cost of goods sold
	(10)	5	Other, net
	—	4	Interest expense
	2	9	Income taxes
	$33	$(33)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$101	$99	*
Amortization of prior service cost	(2)	(5)	*
	(26)	(11)	Income taxes
	$73	$83
Total reclassifications, net of tax	$106	$50

(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 11: Employee Benefit Plans and Postretirement Benefits” for additional information.